Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		$ 2,858	$ 1,690	$ 1,069		$ 461	$ 654	$ 778
Trade and other receivables		1,000		1,069
Other financial assets - current		104		204
Other financial assets - non-current		448		527
Current indebtedness		(2,440)		(1,647)
Trade payables (see note 14)		(161)		(237)
Accruals (see note 14)		(617)		(834)
Other financial liabilities - current	[1]	(124)		(812)	[2]
Long-term indebtedness		(3,141)		(3,114)
Other financial liabilities - non current	[3]	(202)		(233)
Total		(2,275)		(4,008)
Assets/ (Liabilities) at Amortized Cost [member]
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		313		820
Trade and other receivables		1,000		1,069
Other financial assets - current		12		13
Other financial assets - non-current		20		24
Current indebtedness		(2,440)		(1,647)
Trade payables (see note 14)		(161)		(237)
Accruals (see note 14)		(617)		(834)
Other financial liabilities - current	[1]	(60)		(781)	[2]
Long-term indebtedness		(3,141)		(3,114)
Other financial liabilities - non current	[3]	(199)		(204)
Total		(5,273)		(4,891)
Assets/ (Liabilities) at Fair Value through Earnings [member]
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		2,545		249
Trade and other receivables		0		0
Other financial assets - current		92		191
Other financial assets - non-current		263		400
Current indebtedness		0		0
Trade payables (see note 14)		0		0
Accruals (see note 14)		0		0
Other financial liabilities - current	[1]	(64)		(31)	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	(3)		(29)
Total		2,833		780
Assets at Fair Value through Other Comprehensive Income or Loss [member]
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current		103		61
Current indebtedness		0		0
Trade payables (see note 14)		0		0
Accruals (see note 14)		0		0
Other financial liabilities - current	[1]	0		0	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	0		0
Total		103		61
Derivatives Used for Hedging [member]
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		0		0
Trade and other receivables		0		0
Other financial assets - current		0		0
Other financial assets - non-current		62		42
Current indebtedness		0		0
Trade payables (see note 14)		0		0
Accruals (see note 14)		0		0
Other financial liabilities - current	[1]	0		0	[2]
Long-term indebtedness		0		0
Other financial liabilities - non current	[3]	0		0
Total		$ 62		$ 42

[1]	Includes lease liabilities of $53 million (2022 - $56 million).
[2]	Includes a commitment to repurchase up to $718 million of shares related to the Company’s automatic share repurchase plan with its broker to repurhcase the Company’s shares during its internal trading blackout period. See note 16.
[3]	Includes lease liabilities of $177 million (2022 - $179 million).